Investments Accounted for Using the Equity Method - Joint ventures Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CLP ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 22, 2023 USD ($)	Jun. 30, 2023 USD ($)
Disclosure Of Other Provisions [Line Items]
Other financial assets	$ 24,070		$ 4,663	[1]	$ 13,228
Increases other than from business combinations	444,728		569,136
Issued capital	$ 3,895,895		$ 5,964,284	[1]	$ 5,964,284	[1]
Sociedad de Inversiones K Cuatro SpA [Member]
Disclosure Of Other Provisions [Line Items]
Committed amount		$ 0
Sociedad de Inversiones K Cuatro SpA and Suministradora de Buses K Cuatro SpA. [Member]
Disclosure Of Other Provisions [Line Items]
Payment received from percentage of total sales amount							$ 17,669	$ 17,647
Percentage of proceeds from sale of interest in subsidiary Percentage							50.00%	50.00%

[1]	See Note 3.